ASYMsharesTM ASYMmetric 500 ETF
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 11.6%
Activision Blizzard, Inc.	3,522	$272,567
Electronic Arts, Inc.	1,999	284,358
Netflix, Inc. (a)	509	310,663
Take-Two Interactive Software, Inc. (a)	1,800	277,326
T-Mobile US, Inc. (a)	2,117	270,468
Verizon Communications, Inc.	5,277	285,011
		1,700,393
Consumer Discretionary - 12.0%
Amazon.com, Inc. (a)	86	282,513
Dollar General Corp.	1,354	287,238
Dollar Tree, Inc. (a)	3,335	319,226
Domino's Pizza, Inc.	583	278,068
Target Corp.	1,221	279,328
Tractor Supply Co.	1,554	314,856
		1,761,229
Consumer Staples - 5.5%
Clorox Co.	1,734	287,168
Hormel Foods Corp.	6,400	262,400
Kroger Co.	6,331	255,962
		805,530
Energy - 3.4%
Cabot Oil & Gas Corp.	22,993	500,328
Financials - 11.0%
Berkshire Hathaway, Inc. (a)	990	270,211
Cboe Global Markets, Inc.	2,240	277,446
CME Group, Inc.	1,407	272,086
Intercontinental Exchange, Inc.	2,365	271,549
MarketAxess Holdings, Inc.	594	249,890
Progressive Corp.	2,935	265,295
		1,606,477
Healthcare - 13.4%
Baxter International, Inc.	3,809	306,358
Becton Dickinson and Co.	1,154	283,677
Gilead Sciences, Inc.	4,026	281,216
Merck & Co., Inc.	3,837	288,197
Organon & Co.	8,570	281,010
Regeneron Pharmaceuticals, Inc. (a)	429	259,622
Vertex Pharmaceuticals, Inc. (a)	1,449	262,834
		1,962,914
Industrials - 7.8%
C.H. Robinson Worldwide, Inc.	3,476	302,412
Carrier Global Corp.	5,433	281,212
Otis Worldwide Corp.	3,393	279,176
Rollins, Inc.	8,042	284,124
		1,146,924
Information Technology # - 27.4%
Adobe, Inc. (a)	456	262,528
Akamai Technologies, Inc. (a)	2,676	279,883
Broadridge Financial Solutions, Inc.	1,759	293,120
Cisco Systems Inc.	5,137	279,607
Citrix Systems, Inc.	2,955	317,278
Jack Henry & Associates, Inc.	1,718	281,855
Keysight Technologies, Inc. (a)	1,688	277,321
Microsoft Corp.	1,003	282,766
NortonLifeLock, Inc.	11,415	288,799
Oracle Corp.	3,390	295,371
ServiceNow, Inc. (a)	471	293,089
Tyler Technologies, Inc. (a)	623	285,739
VeriSign, Inc. (a)	1,400	287,014
Xilinx, Inc.	1,948	294,129
		4,018,499
Materials - 2.5%
Newmont Corp.	6,760	367,068
Real Estate - 2.4%
Digital Realty Trust, Inc.	2,454	354,480
Utilities - 2.3%
American Electric Power Company, Inc.	4,225	342,985
TOTAL COMMON STOCKS
(Cost $14,698,450)		14,566,827

SHORT-TERM INVESTMENT - 0.3%
First American Treasury Obligations Fund, Class X, 0.01% ^
(Cost $39,151)	39,151	39,151

Total Investments - 99.6%
(Cost $14,737,601)		14,605,978
Other Assets and Liabilities, Net - 0.4%		53,035
Total Net Assets - 100.0%		$14,659,013

(a) Non-income producing security.
# The Fund is signficantly invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

^ The rate shown is the annualized seven day effective yield as of September 30, 2021.

Schedule of Open Futures Contracts

Futures Contracts Sold

Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
CME E-Mini S&P 500 Index	24	December 2021	$515,730	$6,240	$17,820

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,566,827	$-	$-	$14,566,827
Short-Term Investment	39,151	-	-	39,151
Total Investments	$14,605,978	$-	$-	$14,605,978

As of September 30, 2021, the Fund's investments in other financial instruments* were classified as follows:
Short Futures Contracts	$17,820	$-	$-	$17,820

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classification of investments.